AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2011

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 113                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 115                             /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy  W.  Levin,  Esquire                    Christopher  D.  Menconi
Morgan,  Lewis  &  Bockius  LLP                 Morgan,  Lewis  &  Bockius  LLP
1701  Market  Street                            1111  Pennsylvania  Avenue,  NW
Philadelphia,  Pennsylvania  19103              Washington,  DC  20004

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         / /    Immediately  upon  filing  pursuant  to  paragraph  (b)
         /X/    On  August  10,  2011  pursuant  to  paragraph  (b)
         / /    60  days  after  filing  pursuant  to  paragraph  (a)(1)
         / /    75  days  after  filing  pursuant  to  paragraph  (a)(2)
         / /    On  [date]  pursuant  to  paragraph  (a)  of  Rule  485
--------------------------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until August 10, 2011, the effectiveness of Post-Effective Amendment No. 109 ("PEA No. 109"), which was filed with the Commission via EDGAR Accession No. 0001135428-11-000255 on April 29, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 109 by means of this filing, Parts A, B and C of PEA No. 109 are incorporated herein by reference.


                              PART A - PROSPECTUS

The Prospectus for the STW Short Duration Investment-Grade Bond Fund, STW Core Investment-Grade Bond Fund, STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund(the "Funds"), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 109.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 109.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 109.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 113 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of July, 2011.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By:              *
                                              ----------------------------------
                                              Philip  T.  Masterson,  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

NAME                               POSITION                     DATE


          *                        Trustee                      July 12, 2011
------------------------------
Charles E. Carlbom

           *                       Trustee                      July 12, 2011
------------------------------
John K. Darr

           *                       Trustee                      July 12, 2011
------------------------------
William M. Doran

           *                       Trustee                      July 12, 2011
------------------------------
Mitchell A. Johnson

           *                       Trustee                      July 12, 2011
------------------------------
Betty L. Krikorian

           *                       Trustee                      July 12, 2011
------------------------------
Robert A. Nesher

           *                       Trustee                      July 12, 2011
------------------------------
James M. Storey

           *                       Trustee                      July 12, 2011
------------------------------
George J. Sullivan, Jr.

           *                       President                    July 12, 2011
------------------------------
Philip T. Masterson

           *                       Treasurer, Controller &      July 12, 2011
------------------------------     Chief Financial Officer
Michael Lawson

*By: /S/ DIANNE M. SULZBACH
     -------------------------
     Dianne M. Sulzbach, pursuant to power of attorney